OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Non financial Assets And Non financial Liabilities [Abstract]
Disclosure Of Other Non financial Assets And Non financial Liabilities Explanatory [Text Block]
NOTE 25. OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES

	12-31-2025	12-31-2024
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, current	45,730	64,020
Prepayment to amortize (insurance and others)	33,025	36,800
Recoverable taxes (related to purchases)	129,761	146,774
Other current non-financial assets	4,300	13,498
Total	212,816	261,092

	12-31-2025	12-31-2024
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	95,450	56,499
Guarantee values	19,431	2,676
Recoverable taxes	61,041	6,486
Non-current contractual rights	443,114	-
Other non-current non-financial assets	36,818	19,375
Total	655,854	85,036

	12-31-2025	12-31-2024
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	10,496	114,359
ICMS, PIS-COFINS and other tax payables - Brazil	30,553	21,925
Other tax payable	25,267	23,093
Other Current non-financial liabilities	7,327	6,212
Total	73,643	165,589
(1) This mainly corresponds to the parent company’s minimum dividend provision (see Note 26).

	12-31-2025	12-31-2024
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS and other tax payable - Brazil	29,507	35,630
Other non-current non-financial liabilities	781	1,382
Total	30,288	37,012

Arauco enters into agreements with independent producers for the establishment and management of forest plantations intended to supply timber. Pursuant to these agreements, Arauco provides cash advances, land and seedlings, which are settled through the delivery of a proportion of the plantations at the end of each growth cycle.

These agreements do not provide the Company with joint control over the relevant activities of the forest plantations. The Company does not control the biological transformation process, does not have legal title to the standing trees during the growth cycle, and does not bear the significant biological risks associated with the plantations. Accordingly, the Company does not recognize biological assets.

Furthermore, Arauco enters into right-of-first-refusal arrangements to acquire a portion of the plantations or timber at market value. Such arrangements qualify as own-use contracts under IFRS 9 and, accordingly, do not give rise to a financial liability nor contain an embedded derivative

As of December 31, 2025, the balances related to these agreements are included under “Non-current contractual rights”, and the main balance is related to cash advances to timber supplier. That cash advances are classified within the statements in cash flow as investment activities under “Purchase of other long-term assets”.